John Hancock Multifactor Emerging Markets ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	87 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	6.65%
John Hancock Dimensional Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.74%	6.38%	7.58%
None or SAME
Prospectus [Line Items]
Average Annual Return, Percent		29.38%	5.12%	6.45%
Performance Inception Date	Sep. 27, 2018
None or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.02%	4.62%	5.96%
None or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.29%	4.04%	5.14%